                                                                 January 1, 1997


                                SUPPLEMENT TO THE
                                PROSPECTUS DATED
                                 MAY 1, 1996 OF
                             OCC ACCUMULATION TRUST



     Effective January 1, 1997, the Small Cap Portfolio will be managed by Timothy McCormack, Timothy Curro and Gavin Albert. Timothy McCormack has been a portfolio manager of the Portfolio since May 1996. Timothy Curro and Gavin Albert became portfolio managers of the Portfolio on January 1, 1997. Mr. Curro has been a Vice President of Oppenheimer Capital since November 1996. Prior thereto, he was a general partner of Value Holdings, L.P., an investment partnership, from May 1995 to November 1996, a Vice President in the equity research department at UBS Securities Inc. from June 1994 through May 1995 and from January 1991 through February 1993 and was a partner with Omega Advisors, Inc. from March 1993 to March 1994. He has a Masters of Business Administration degree from the University of California, Berkeley. Mr. Albert, Vice President of Oppenheimer Capital since December 1996, joined the firm in September 1994 as a research analyst. Prior thereto he was a management consultant for EDS Energy Management in 1994, attended the Vanderbilt University Business School from September 1992 to May 1994 (with a Masters of Business Administration degree in finance and management) and was a financial analyst in the Corporate Finance department of Texaco, Inc. from 1990 to 1992. Mr. McCormack, Vice President of Oppenheimer Capital, joined the firm in 1994. From 1993 to 1994 he was a security analyst at U.S. Trust Company and prior thereto he was a securities analyst at Gabelli & Company. He has a Masters of Business Administration degree from the Wharton School.

[LETTERHEAD]



                                             December 23, 1996


Securities and Exchange Commission
450 Fifth Street NW
Washington, D.C.  20549


     RE:  OCC ACCUMULATION TRUST
     FILE NUMBER:  33-78944

Ladies and Gentlemen:

     Enclosed for filing pursuant to Rule 497(e) adopted under the Securities Act of 1933 is a Supplement dated January 1, 1997 to the prospectus of OCC Accumulation Trust.



                                             Sincerely,


                                             /s/ Deborah Kaback

                                             Deborah Kaback